Borrowings - Long-Term Debt Maturities (Details) $ in Millions	Apr. 02, 2023 USD ($)
Maturities of Long-Term Debt [Abstract]
Long-Term Debt, Maturity, Remainder of Fiscal Year	$ 0
2024	0
2025	750
2026	750
2027	0
Long-Term Debt, Maturity, After Year Four	$ 6,250